Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost		¥ 4,066
Payments for computer systems under non-cancelable contracts		8,738	¥ 8,036	¥ 6,486
Estimated construction costs		146,945	128,449
Total unused credit and capital amount available		458,994	436,784
Guarantee Obligations Maximum Exposure		1,231,425	1,153,273
Guarantee Obligations Current Carrying Value		57,456	60,458
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program		2,175,722	2,121,074
Provision for credit losses for off-balance sheet credit exposure reversal	[1]	4,542	4,449	7,437
Other Liabilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure		17,843	22,120	¥ 26,094
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure		479,406	436,414
Guarantee Obligations Current Carrying Value		5,033	4,895
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure		494,000	563,000
Guarantee Obligations Current Carrying Value		¥ 2,309	¥ 2,317

[1]	The allowance for off-balance sheet credit exposure were ¥26,094 million, ¥22,120 million and ¥17,843 million as of March 31, 2021, 2022 and 2023, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 30 “Commitments, Guarantees and Contingent Liabilities.”